Statutory accounts	6 Months Ended
Jun. 30, 2023
Common Domain Members [Abstract]
Statutory accounts	Statutory accountsThe financial information shown in this publication, which was approved by the Board of Directors on 31 July 2023, is unaudited and does not constitute statutory financial statements. Audited financial information will be published in BP Annual Report and Form 20-F 2023.